Convertible Debt and Warrant (Details Narrative)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 06, 2024 USD ($) TradingDays $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 $ / shares
Debt Instrument [Line Items]
Debt instrument, maturity date			Jun. 30, 2026	Jun. 30, 2026
Debt instrument interest rate		1.25%	1.25%	1.25%
Measurement of debt instrument fair value	$ 2,638,000
Measurement of warrant liability	$ 362,000
Fair value of debenture		$ 2,920,000	$ 2,920,000
Accrued expenses and other liabilities		480,000	480,000	$ 480,000
Fair value of debenture and warrants		$ 295,000	400,000
Selling, General and Administrative Expenses [Member]
Debt Instrument [Line Items]
Debt issuance costs			$ 191,000
Public Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input		3.78	3.78
Public Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input		27.4	27.4
Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, measurement input		62.5	62.5
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible into common shares per share | $ / shares	$ 5.00				$ 5.00
Minimum increments of outstanding principal amount	$ 300,000
Outstanding principal amount	300,000
Redeemable convertible debt	$ 235,700
Percentage of five lowest VWAPs	90.00%
Trading days | TradingDays	10
Minimum percentage of principle amount of debentures repaid or converted	33.00%
Original Issue Discount Senior Secured Convertible Debentures [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instruments, maturities, repayment terms	Provided that no event of default has occurred or is continuing, and at least 33% of the principal amount of the Debentures has either previously been repaid or converted in accordance with the terms of the Debenture, the Company may elect, by notice to the holder of the Debentures, to extend the Maturity Date by six months upon the payment of six months’ interest on the then-outstanding principal amount.
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 3,300,000
Original issue discount percentage	8.00%
Debentures issued with original issue discount	$ 300,000
Gross proceeds from issuance of debt	3,000,000
Net proceeds from issuance of debt	2,800,000
Bank deposit for additional security for debentures	$ 300,000
Debt instrument, maturity date	Dec. 07, 2025
Debt instrument interest rate	8.00%
Class of warrants or rights warrants issued during the period units | shares	330,000
Number of warrant or right, exercise price | $ / shares	$ 5.00
Term of warrants	5 years
Securities Purchase Agreement [Member] | Original Issue Discount Senior Secured Convertible Debentures [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debentures convertible into common shares | shares	660,000
Convertible into common shares per share | $ / shares	$ 5.00